Employee benefits (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Schedule of employee benefits
	06.30.2021	12.31.2020
Voluntary Severance Program (PDV)	794	900
Employees variable compensation program	224	522
Accrued vacation pay	594	470
Salaries and related charges	254	204
Profit sharing	62	4
Total	1,928	2,100
Current	1,818	1,953
Non-current (*)	110	147
(*)	Classified in other non-current liabilities.

Changes in the provision for expenses relating to voluntary severance programs are set out as follows:

Recognition of the provision for expenses occur as employees enroll to the programs. Changes in the provision for expenses relating to voluntary severance programs are set out as follows:

	06.30.2021	12.31.2020
Opening Balance	900	140
Enrollments	26	1,076
Revision of provisions	(34)	(59)
Separations in the period	(123)	(245)
Cumulative translation adjustment	25	(12)
Closing Balance	794	900
Current	685	754
Non-current	109	146